Notes Payable	12 Months Ended
Dec. 31, 2010
Notes Payable [Abstract]
Notes Payable

NOTE 11—NOTES PAYABLE

Notes payable were incurred primarily in connection with the acquisition of joint venture investments and include the following:

	December 31,
	2010	2009
Note payable, interest payable monthly, $467,000 monthly principal payments,variable interest rate at the lenders base rate, 4% at December 31, 2010, unsecured, due August 2014	$20,533,000	$26,133,000
Note payable, fixed interest rate of 5%, interest payable monthly, unsecured, due November 2011	4,250,000	—
	$24,783,000	$26,133,000

Kennedy-Wilson is required to comply with debt covenants for its borrowings under the $20.5 million outstanding loan amount. The covenants include a tangible net worth, minimum liquidity, debt service coverage ratio, and a requirement to be profitable. At December 31, 2010, Kennedy-Wilson was in compliance with all covenants.

The aggregate maturities of notes payable subsequent to December 31, 2010 are: $9,850,000 in 2011, $5,600,000 in 2012, $5,600,000 in 2013, and $3,733,000 in 2014.